Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,029,399.04
Total Fee Amount	11,225.56
Total Offset Amount	0.00
Net Fee	$ 11,225.56
Offering Table N/A
Offset Table N/A	N/A